Business Combination and Reverse Recapitalization - Additional Information (Details)			6 Months Ended	11 Months Ended	12 Months Ended
	Jan. 13, 2022 USD ($) $ / shares shares	Jul. 19, 2021 $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Feb. 26, 2020 $ / shares
Business Acquisition [Line Items]
Common stock, shares issued | shares			72,552,477		6,248,192
Common stock, par value | $ / shares			$ 0.0001		$ 0.0001
Aggregate purchase price				$ 25,000
Common stock exchange ratio	2.59
Number of earn-out shares contingent consideration arrangement | shares			18,758,241
Liability upon the closing of business combination			$ 58,900,000
Number of remaining earn out shares | shares			4,724,604
Fair value of incremental compensation cost			$ 14,800,000
Business Combination, acquisition-related costs	$ 37,200,000
Business Combination, direct transaction costs	34,500,000
Public Warrants
Business Acquisition [Line Items]
Number of warrants outstanding | shares			13,800,000	13,800,000	13,800,000
Carrying value of warrants transferred to additional paid in capital			$ 7,100,000
Private Placement Warrants
Business Acquisition [Line Items]
Number of warrants outstanding | shares			7,520,000	7,520,000	7,520,000
Liability held at fair value			$ 8,100,000
Selling, General and Administrative Expense
Business Acquisition [Line Items]
Business Combination, acquisition-related costs	$ 2,700,000
Research and Development Expense
Business Acquisition [Line Items]
Fair value of incremental compensation cost			4,400,000
PIPE Investors
Business Acquisition [Line Items]
Aggregate purchase price			$ 90,000,000.0
Backstop Agreement
Business Acquisition [Line Items]
Aggregate purchase price					$ 7,400,000
Gelesis
Business Acquisition [Line Items]
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001
Number of restricted earn out shares entitled | shares	23,482,845	23,483,250	23,482,845
Trading price for future vesting threshold of the first third | $ / shares		$ 12.50	$ 12.50
Trading price for future vesting threshold of the second third | $ / shares			15.00
Trading price for future vesting threshold of the third portion | $ / shares			$ 17.50
Number of trading days within specified period that share price must exceed		20 days	20 days
Consecutive trading days used to evaluate share price		30 days	30 days
Threshold period before share price condition commences		5 years	5 years
Fair value of incremental compensation cost			$ 11,400,000
Gelesis | Selling, General and Administrative Expense
Business Acquisition [Line Items]
Fair value of incremental compensation cost			$ 7,000,000.0
Class A common stock
Business Acquisition [Line Items]
Common stock, shares issued | shares				0	0
Common stock, par value | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Class A common stock | Backstop Agreement
Business Acquisition [Line Items]
Common stock, shares issued | shares					1,983,750
Class A common stock | Gelesis
Business Acquisition [Line Items]
Common stock, par value | $ / shares		$ 0.0001
Class A common stock | Private Placement | PIPE Investors
Business Acquisition [Line Items]
Common stock, shares issued | shares			9,000,000
Common stock, par value | $ / shares			$ 10.00
Class A common stock | Private Placement | Backstop Agreement
Business Acquisition [Line Items]
Common stock, shares issued | shares					744,217
Common stock, par value | $ / shares					$ 10.00
Common Stock
Business Acquisition [Line Items]
Common stock, shares issued | shares			72,552,477
Common stock, par value | $ / shares			$ 0.0001
Common Stock | Gelesis
Business Acquisition [Line Items]
Common stock exchange ratio	2.59
Convertible preferred stock exchange ratio	2.59
stock options and restricted stock units conversion exchange ratio	2.59
Preferred stock warrants conversion exchange ratio	2.59
Common stock warrants conversion exchange ratio	2.59